PUTNAM MASTER INTERMEDIATE INCOME TRUST
MANAGEMENT CONTRACT
This Management Contract is dated as of January 1, 2024 between
PUTNAM MASTER
INTERMEDIATE INCOME TRUST, a Massachusetts business trust (the
Fund), and PUTNAM INVESTMENT MANAGEMENT, LLC, a Delaware limited liability company (the Manager).
In consideration of the mutual covenants herein contained, it is agreed as follows:
1.	SERVICES TO BE RENDERED BY MANAGER TO FUND.
      (a)	The Manager, at its expense, will furnish
continuously an investment program for the Fund or, in the
case of a Fund that has divided its shares into two or more
series under Section 18(f)(2) of the Investment Company Act
of 1940, as amended (the 1940 Act), each series of the Fund identified from time to time on Schedule A to this Contract
(each reference in this Contract to a Fund or to the Fund
is also deemed to be a reference to any existing series of
the Fund, as appropriate in the particular context), will determine what investments will be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund will be held uninvested and will, on
behalf of the Fund, make changes in such investments.
Subject always to the control of the Trustees of the Fund
and except for the functions carried out by the officers
and personnel referred to in Section 1(d), the Manager will
also manage, supervise and conduct the other affairs and
business of the Fund and matters incidental thereto.  In
the performance of its duties, the Manager will comply with
the provisions of the Agreement and Declaration of Trust
and ByLaws of the Fund and the stated investment
objectives, policies and restrictions of the Fund, will use
its best efforts to safeguard and promote the welfare of
the Fund and to comply with other policies which the
Trustees may from time to time determine and will exercise
the same care and diligence expected of the Trustees.
      (b)	The Manager, at its expense, except as such
expense is paid by the Fund as provided in Section 1(d),
will furnish (1) all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties faithfully; (2) suitable office
space for the Fund; and (3) administrative facilities,
including bookkeeping, clerical personnel and equipment
necessary for the efficient conduct of the affairs of the
Fund, including determination of the net asset value of the
Fund, but excluding shareholder accounting services.
Except as otherwise provided in Section 1(d), the Manager
will pay the compensation, if any, of the officers of the
Fund.
      (c)	The Manager, at its expense, will place all
orders for the purchase and sale of portfolio investments
for the Funds account with brokers or dealers selected by
the Manager.  In the selection of such brokers or dealers
and the placing of such orders, the Manager will use its
best efforts to obtain for the Fund the most favorable
price and execution available, except to the extent it may
be permitted to pay higher brokerage commissions for
brokerage and research services as described below.  In
using its best efforts to obtain for the Fund the most
favorable price and execution available, the Manager,
bearing in mind the Funds best interests at all times, will consider all factors it deems relevant, including by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation,
experience and financial stability of the broker or dealer involved and the quality of service rendered by the broker or dealer in other transactions.  Subject to such policies
as the Trustees of the Fund may determine, the Manager will
not be deemed to have acted unlawfully or to have breached
any duty created by this Contract or otherwise solely by
reason of its having caused the Fund to pay a broker or
dealer that provides brokerage and research services to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms
of either that particular transaction or the Managers
overall responsibilities with respect to the Fund and to
other clients of the Manager as to which the Manager
exercises investment discretion.  The Manager agrees that
in connection with purchases or sales of portfolio
investments for the Funds account, neither the Manager nor
any officer, director, employee or agent of the Manager
shall act as a principal or receive any commission other
than as provided in Section 3.
      (d)	The Fund will pay or reimburse the Manager for
the compensation in whole or in part of such officers of
the Fund and persons assisting them as may be determined
from time to time by the Trustees of the Fund.  The Fund
will also pay or reimburse the Manager for all or part of
the cost of suitable office space, utilities, support
services and equipment attributable to such officers and
persons as may be determined in each case by the Trustees
of the Fund.  The Fund will pay the fees, if any, of the
Trustees of the Fund.
      (e)	The Manager will not be obligated to pay any
expenses of or for the Fund not expressly assumed by the
Manager pursuant to this Section 1 other than as provided
in Section 3.
      (f)	Subject to the prior approval of a majority of
the Trustees, including a majority of the Trustees who are
not interested persons and, to the extent required by the
1940 Act and the rules and regulations under the 1940 Act,
subject to any applicable guidance or interpretation of the Securities and Exchange Commission or its staff, by the shareholders of the Fund, the Manager may, from time to time, delegate to a subadviser or subadministrator any of
the
Managers duties under this Contract, including the management of all or a portion of the assets being managed. In all instances, however, the Manager must oversee the provision of delegated services, the Manager must bear the separate costs of employing any subadviser or subadministrator, and no delegation will relieve the Manager of any of its obligations under this
Contract.
2.	OTHER AGREEMENTS, ETC.
It is understood that any of the shareholders, Trustees,
officers and employees of the
Fund may be a shareholder, director, officer or employee of, or be otherwise interested in, the Manager, and in any person controlled by or under common control with the Manager, and that the Manager and any person controlled by or under common control with the Manager may have an interest in the Fund. It is also understood that the Manager and any person controlled by or under common control with the Manager may have advisory, management, service or other contracts with other organizations and persons and may have other interests and business.
3.	COMPENSATION TO BE PAID BY THE FUND TO THE MANAGER.
      The Fund will pay to the Manager as compensation for the Managers services rendered, for the facilities furnished and for the expenses borne by the Manager pursuant to paragraphs (a),
(b), and (c) of Section 1, a fee, based on the Funds Average Net Assets, computed and paid quarterly at the annual rates set forth on Schedule B attached to this Contract, as from time to time amended.
      Average Net Assets means the average of the weekly determinations of the difference between the total assets of the Fund (including any assets attributable to leverage for investment purposes) and the total liabilities of the Fund (excluding liabilities incurred in connection with leverage for investment purposes), determined at the close of the last business day of each week, for each week which ends during the quarter. The fee is payable for each quarter within 30 days after the close of the quarter. As used in this Section 3, leverage for investment purposes means any incurrence of indebtedness the proceeds of which are to be invested in accordance with the Funds investment objective. For purposes of calculating Average Net Assets, liabilities associated with any instruments or transactions used to leverage the Funds portfolio for investment purposes (whether or not such instruments or transactions are covered within the meaning of the 1940 Act and the rules and regulations thereunder, giving effect to any interpretations of the Securities and Exchange Commission and its staff) are not considered liabilities. For purposes of calculating Average Net Assets, the total assets of the Fund will be deemed to include (a) any proceeds from the sale or transfer of an asset (the Underlying Asset) of the Fund to a counterparty in a reverse repurchase or dollar roll transaction and (b) the value of such Underlying Asset as of the relevant measuring date.
      In the event that, during any period for which payments of interest or fees (whether designated as such or implied) are payable in connection with any indebtedness or other obligation of the Fund incurred for investment purposes (a Measurement Period), the amount of interest payments and fees with respect to such indebtedness or other obligation, plus additional expenses attributable to any such leverage for investment purposes for such Measurement Period, exceeds the portion of the Funds net income and net shortterm capital gains (but not longterm capital gains) accruing during such Measurement Period as a result of the fact that such indebtedness or other obligation was outstanding during the Measurement Period, then the fee payable to the
Manager pursuant to this Section 3 shall be reduced by the amount of such excess; provided, however, that the amount of such reduction for any such Period shall not exceed the amount determined by multiplying (i) the aggregate value of all assets representing leverage for investment purposes by (ii) the percentage of the Average Net Assets of the Fund which the fee payable to the Manager during such Measurement Period pursuant to this Section 3 would constitute without giving effect to such reduction. The amount of such reduction attributable to any Measurement Period shall reduce the amount of the next quarterly payment of the fee payable pursuant to this Section 3 following the end of such Measurement Period, and of any subsequent quarterly or more frequent payments, as may be necessary. The expenses attributable to leverage for investment purposes and the portion of the Funds net income and net shortterm capital gains accruing during any Measurement Period as a result of the fact that leverage for investment purposes was outstanding during such Measurement Period shall be determined by the Trustees of the Fund.
      The fees payable by the Fund to the Manager pursuant to this
Section 3 will be reduced by any commissions, fees, brokerage or similar payments received by the Manager or any affiliated person of the Manager in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses approved by the Trustees incurred by the Manager or any affiliated person of the Manager in connection with obtaining such payments.
      In the event that expenses of the Fund for any fiscal year exceed the expense limitation on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale, the compensation due the Manager for such fiscal year will be reduced by the amount of excess by a reduction or refund thereof. In the event that the expenses of the Fund exceed any expense limitation which the Manager may, by written notice to the Fund, voluntarily declare to be effective subject to such terms and conditions as the Manager may prescribe in such notice, the compensation due the Manager will be reduced, and if necessary, the Manager will assume expenses of the Fund, to the extent required by the terms and conditions of such expense limitation.
      If the Manager serves for less than the whole of a quarter, the foregoing compensation will be prorated.
4.	ASSIGNMENT TERMINATES THIS CONTRACT; AMENDMENTS OF THIS
CONTRACT.
      This Contract will automatically terminate, without the payment of any penalty, in the event of its assignment, provided that no delegation of responsibilities by the Manager pursuant to
Section 1(f) will be deemed to constitute an assignment. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this
Contract is effective until approved in a manner consistent with the 1940 Act, the rules and regulations under the 1940 Act and any applicable guidance or interpretation of the Securities and Exchange Commission or its staff.
5.	EFFECTIVE PERIOD AND TERMINATION OF THIS CONTRACT.
      This Contract is effective upon its execution and will remain in full force and effect as to a Fund continuously thereafter (unless terminated automatically as set forth in
Section 4 or terminated in accordance with the following paragraph) through June 30, 2025, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the respective Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval.
Either party hereto may at any time terminate this Contract
as to a Fund by not less than
60 days written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action with respect to a Fund may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding shares of the respective
Fund.
      Termination of this Contract pursuant to this Section 5 will be without the payment of any penalty.
6.	CERTAIN DEFINITIONS.
      For the purposes of this Contract, the affirmative vote of a majority of the outstanding shares of a Fund means the affirmative vote, at a duly called and held meeting of shareholders of the respective Fund, (a) of the holders of 67% or more of the shares of the Fund present (in person or by proxy)
and entitled to vote at the meeting, if the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the meeting are present in person or by proxy or (b) of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the meeting, whichever is less.
      For the purposes of this Contract, the terms affiliated person, control, interested person and assignment have their respective meanings defined in the 1940 Act, subject, however, to the rules and regulations under the 1940 Act and any applicable guidance or interpretation of the Securities and Exchange Commission or its staff; the term approve at least annually will be construed in a manner consistent with the 1940 Act and the rules and regulations under the 1940 Act and any applicable guidance or interpretation of the Securities and Exchange Commission or its staff; and the term brokerage and research services has the meaning given in the Securities Exchange Act of 1934 and the rules and regulations under the Securities Exchange Act of 1934 and under any applicable guidance or interpretation of the Securities and Exchange Commission or its staff.
7.	NONLIABILITY OF MANAGER.
      In the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or reckless disregard of its obligations and duties hereunder, the Manager shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder.
8.	LIMITATION OF LIABILITY OF THE TRUSTEES, OFFICERS, AND
SHAREHOLDERS.
      A copy of the Agreement and Declaration of Trust of the Fund is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Fund as Trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the respective Fund.


      IN WITNESS WHEREOF, PUTNAM MASTER INTERMEDIATE INCOME TRUST and PUTNAM INVESTMENT MANAGEMENT, LLC have each caused this instrument to be signed on its behalf by its President or a Vice President thereunto duly authorized, all as of the day and year first above written.

PUTNAM MASTER INTERMEDIATE INCOME TRUST
By:      _____________________
Jonathan S. Horwitz
Executive Vice President, Principal
Executive
Officer and Compliance Liaison

PUTNAM INVESTMENT MANAGEMENT, LLC
By:       _____________________
Stephen J. Tate
General Counsel and Chief Legal
Officer
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      IN WITNESS WHEREOF, PUTNAM MASTER INTERMEDIATE INCOME TRUST
and PUTNAM INVESTMENT MANAGEMENT, LLC have each caused this
instrument to be
signed on its behalf by its President or a Vice President
thereunto duly authorized, all as of the day and year first above written.
PUTNAM MASTER INTERMEDIATE INCOME TRUST
By:      _____________________
Jonathan S. Horwitz
Executive Vice President, Principal
Executive
Officer and Compliance Liaison
PUTNAM INVESTMENT MANAGEMENT, LLC
By:       _____________________
Stephen J. Tate
General Counsel and Chief Legal
Officer
- 6 -

                                                                     Schedul
e A Not applicable

A-1


Schedule B

0.75% of the first $500 million of Average Net Assets;
0.65% of the next $500 million of Average Net Assets;
0.60% of the next $500 million of Average Net Assets;
0.55% of the next $5 billion of Average Net Assets;
0.525% of the next $5 billion of Average Net Assets;
0.505% of the next $5 billion of Average Net Assets;
0.49% of the next $5 billion of Average Net Assets;
0.48% of the next $5 billion of Average Net Assets;
0.47% of the next $5 billion of Average Net Assets;
0.46% of the next $5 billion of Average Net Assets;
0.45% of the next $5 billion of Average Net Assets;
0.44% of the next $5 billion of Average
Net Assets; 0.43% of the next $8.5
billion of Average Net Assets; and
0.42% of any excess thereafter.



B-1
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